Acquisitions (SolSoft Acquisition) (Details) (USD $)	12 Months Ended				12 Months Ended												0 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2009	Jul. 31, 2012 Developed Technology [Member] Minimum [Member]	Jul. 31, 2011 Developed Technology [Member] Minimum [Member]	Jul. 31, 2012 Developed Technology [Member] Maximum [Member]	Jul. 31, 2011 Developed Technology [Member] Maximum [Member]	Jul. 31, 2012 Customer Relationships [Member] Minimum [Member]	Jul. 31, 2011 Customer Relationships [Member] Minimum [Member]	Jul. 31, 2012 Customer Relationships [Member] Maximum [Member]	Jul. 31, 2011 Customer Relationships [Member] Maximum [Member]	Jul. 31, 2012 SolSoft Acquisition [Member]	Jul. 31, 2011 SolSoft Acquisition [Member]	Apr. 15, 2011 SolSoft Acquisition [Member]	Jul. 31, 2010 SolSoft Acquisition [Member]	Jan. 27, 2011 SolSoft Acquisition [Member] Minimum [Member]	Jan. 27, 2011 SolSoft Acquisition [Member] Maximum [Member]	Apr. 15, 2011 SolSoft Acquisition [Member] Developed Technology [Member]	Apr. 15, 2011 SolSoft Acquisition [Member] Customer Relationships [Member]	Apr. 15, 2011 SolSoft Acquisition [Member] Accounts Receivable [Member]
Business Acquisition [Line Items]
Cash consideration															$ 2,200,000
Current assets																					297,000
Property and equipment, net															35,000
Other intangible assets															1,800,000				1,160,000	660,000
Goodwill	32,726,000	32,726,000	32,241,000	177,000											485,000
Other accrued liabilities															(109,000)
Deferred revenue															(326,000)
Total purchase price															2,202,000
Useful life					5 years	5 years	6 years	6 years	2 years	2 years	7 years	7 years					5 years	7 years
Amortization expense	2,862,000	3,302,000	993,000										300,000	100,000
Transaction costs																$ 300,000